Stockholders' Equity	12 Months Ended
Dec. 31, 2010
Stockholders' Equity
Stockholders' Equity
On May 15, 2009, shareholders approved the increase in the authorized common stock from 400,000,000 shares of common stock to 600,000,000 shares of common stock of 25 ZAR cents each.

No of shares

At the annual general meeting of shareholders held on May 7, 2010, shareholders approved, as a general authority, authorization to the board of directors to allot and issue, in their discretion, and for such purpose and on such terms as they may in their discretion determine, up to a maximum of 5 percent of the total number of common stock of 25 ZAR cents each in the issued share capital of the Company from time to time. Shareholders will be asked to renew this authority at the forthcoming annual general meeting to be held on May 11, 2011. At December 31, 2010, the number of shares of common stock placed under the control of the directors, after stock issued pursuant to the equity offering completed in September 2010, amounted to:	920,204

The Company's redeemable preference shares, held within the group, consist of the following:
A redeemable preference shares issued	2,000,000
B redeemable preference shares issued	778,896

A and B redeemable preference shares issued which are held by a wholly-owned subsidiary Eastvaal Gold Holdings Limited, may not be transferred and are redeemable from the realization of the assets relating to the Moab Lease area after cessation of mining operations in the area. The shares carry the right to receive dividends equivalent to the profits (net of royalty, ongoing capital expenditure and taxation) from operations in the area. No further A and B redeemable preference shares will be issued.

	The issues of common stock and the cancellations of E shares of common stock resulted in the following year-on-year movements in share capital and premium:

		2010		2009		2008
		$	Number of shares	$	Number of shares	$	Number of shares

	Stock issued as part of equity offering completed on September 15, 2010	773	18,140,000	-	-	-	-
	Stock issued on the exercise of options/awards granted in terms of the share incentive scheme	26	823,411	25	1,131,916	14	672,545
	E shares cancelled and stock issued in accordance with the cancellation formula pertaining to the Employee Share Ownership Plan and Izingwe Holdings (1)	12	-	3	1,181	3	94
	Stock issued as part of equity offering, the funds of which were applied to initial 35 percent interest in the Kibali gold project	-	-	280	7,624,162	-	-
	Stock issued as part of rights offer completed on July 11, 2008, the funds of which were applied to reduce the hedge book	-	-	-	-	1,666	69,470,442

	Stock issued to acquire the remaining 33 percent shareholding in the Cripple Creek & Victor mine from Golden Cycle Gold Corporation	-	-	-	-	118	3,181,198
	Stock issued to purchase São Bento Gold Company Limited	-	-	-	-	70	2,701,660
	Stock transferred from the Employee Share Ownership Plan to exiting employees pursuant to the rules of the scheme	10	230,921	7	189,787	2	57,761
		821	19,194,332	315	8,947,046	1,873	76,083,700

(1)	E Shares of common stock cancelled - Employee Share Ownership Plan		708,872		171,943		173,289
	E Shares of common stock cancelled - Izingwe Holdings		280,000		-		-